Employee Compensation and Benefit Plans - Schedule of Stock Option Activity (Footnote) (Details) - USD ($) $ / shares in Units, $ in Millions		12 Months Ended
	Apr. 22, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total intrinsic value of stock options exercised		$ 13.7	$ 35.3	$ 23.9
Shares delivered by employees as payment for the exercise price and income tax withholdings on compensation (in shares)		249,696	138,553	33,605
Shares issued related to exercise of stock options (in shares)		434,054	652,015	1,082,944
Market-based options that have not met performance criteria (in shares)		295,000
Net aggregate intrinsic value of stock options outstanding		$ 41.1
Net aggregate intrinsic value of stock options exercisable		$ 47.5
Market-based options outstanding (in shares)		4,677,814
Market-based options outstanding, exercisable (in shares)		3,986,878
Weighted average remaining contractual term of options outstanding		4 years 5 months 20 days
Weighted average remaining contractual term of options exercisable		3 years 9 months 18 days
Total fair value of stock options vested and became exercisable		$ 2.6	$ 4.7	$ 2.2
Former Executive Chairman Of Board Of Directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options granted (in shares)				2,000,000
Stock options granted, exercise price (in dollars per share)				$ 24.38
Options surrendered (in shares)	1,000,000
Recognized compensation expense, previously unrecognized	$ 5.7